Inventories	6 Months Ended
Jun. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Inventories

5. Inventories

As of June 30, 2012 and December 31, 2011, inventories consisted of the following:

	June 30, 2012	December 31, 2011
Finished goods	$652,414	$610,569
Raw materials and purchased components	175,440	163,030
Health care supplies	131,687	133,769
Work in process	73,805	60,128
Inventories	$1,033,346	$967,496